Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Preferred stock shares authorized (in shares)	1,000,000
Redeemable Convertible Preferred Stock Series B [Member]
Preferred stock, par or stated value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock liquidation preference value (in dollars per share)	$ 1,000	$ 1,000
Preferred stock shares authorized (in shares)	40,000	40,000
Preferred stock shares issued (in shares)	0	16,900
Preferred stock shares outstanding (in shares)	0	16,900
Common Class A [Member]
Common stock, par or stated value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock shares issued (in shares)	8,881,842	8,860,711
Common stock shares outstanding (in shares)	8,881,842	8,860,711